Share-based Payment Arrangements - Summary of Long Term Incentive Plan (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Long Term Incentive Plan Granted in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	1,479,334	1,462,000
Awards granted		104,000
Awards forfeited	(319,333)	(86,666)
Ending balance	1,160,001	1,479,334
Balance exercisable, end of period	815,000	400,667
Long Term Incentive Plan Granted in 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	241,142
Awards granted	241,142	241,142
Awards forfeited	(73,053)
Ending balance	168,089	241,142
Balance exercisable, end of period	56,030
Long Term Incentive Plan Granted in 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Awards granted	491,020
Ending balance	491,020